Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 875	$ 882	$ 817
Total
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	758	765
Operating Segments With Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	692	697
Financial Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	177	178
Retail
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	112	113
Communication
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	81	81
Energy, Utilities, Resources and Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	139	140
Manufacturing
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	69	70
Life Sciences
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	114	115
Operating Segments Without Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 66	$ 68